2. VARIABLE INTEREST ENTITY	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Variable Interest Entity
2. VARIABLE INTEREST ENTITY

The Company concluded that at all times since New PE Holdco’s inception, New PE Holdco has been a VIE because the other owners of New PE Holdco, due to the Company’s involvement through its contractual arrangements, have at all times lacked the power to direct the activities that most significantly impacted its economic performance. Some of these activities include efficient management and operation of the Pacific Ethanol Plants, sale of ethanol, the procurement of feedstock, sale of co-products and implementation of risk management strategies. Furthermore, upon the Company’s purchase of its initial 20% ownership interest in New PE Holdco on October 6, 2010, the Company, through its ownership interest, had an obligation to absorb losses and receive benefits that could potentially be significant to New PE Holdco. As a result, the Company then became the primary beneficiary of New PE Holdco and began consolidating the financial results of New PE Holdco. On November 29, 2011, the Company purchased an additional 7% ownership interest in New PE Holdco for $4,502,000 in cash. On December 19, 2011, the Company purchased another 7% ownership interest in New PE Holdco for $4,615,000 in cash.

On July 13, 2012, the Company purchased an additional 33% ownership interest in New PE Holdco for $20,000,000 by paying $10,000,000 in cash and issuing $10,000,000 in notes payable. Because the Company has a controlling financial interest in New PE Holdco, it did not record any gain or loss on this purchase, but instead reduced the amount of the noncontrolling interest in VIE on its consolidated balance sheet by $27,646,000 and recorded the difference between the fair value of the purchase and the price paid by the Company of $7,646,000, to additional paid-in capital.

Upon the closing of the Company’s purchase of the additional 33% ownership interest, its total ownership interest in New PE Holdco increased from 34% to 67%. Because New PE Holdco’s results are consolidated with the Company’s for financial reporting purposes, the acquisition of additional interests in New PE Holdco did not impact the consolidated net income or loss that the Company reports. However, the portion of New PE Holdco’s net income or loss that is allocated to the Company increased from 34% to 67%, thus changing the net income or loss attributable to Pacific Ethanol after reducing the net income or loss attributable to the noncontrolling interests and the Company’s earnings per share. For the nine months ended September 30, 2012 and 2011, had the Company held a 67% ownership interest in New PE Holdco and issued 28,000,000 shares of common stock under the financing noted above, the Company’s reported results would have had the following proforma impact for the nine months ended September 30, 2012 and 2011, net loss available to common stockholders would have been $23,288,000 and $1,311,000, respectively, and loss per share would have been $0.21 and $0.03, respectively.

The carrying values and classification of assets that are collateral for the obligations of New PE Holdco consisted of the following (in thousands):

	September 30, 2012	December 31, 2011
Cash and cash equivalents	$92	$2,070
Other current assets	13,368	14,320
Property and equipment	148,390	155,523
Other assets	1,368	1,693
Total assets	$163,218	$173,606

Current liabilities	$6,063	$3,064
Long-term debt, including current portion	91,186	73,256
Other liabilities	195	158
Total liabilities	$97,444	$76,478

The Company’s acquisition of its ownership interest in New PE Holdco does not impact the Company’s rights or obligations under any of its contractual agreements. Further, creditors of New PE Holdco do not have recourse to the Company. Since its initial acquisition, the Company has not provided any additional support to New PE Holdco beyond the terms of its contractual agreements.

Consolidation of New PE Holdco – The Company concluded that at all times since its inception, New PE Holdco has been a VIE because the owners of New PE Holdco, due to the Company’s involvement through the contractual arrangements discussed below, have at all times lacked the power to direct the activities that most significantly impacted its economic performance. Some of these activities include efficient management and operation of the Pacific Ethanol Plants, sale of ethanol, the procurement of feedstock, sale of co-products and implementation of risk management strategies. At the time of its inception, however, the Company did not have an obligation to absorb losses or receive benefits that could potentially be significant to New PE Holdco and, as a result, it was determined that the Company was not New PE Holdco’s primary beneficiary. Upon the Company’s purchase of its 20% ownership interest in New PE Holdco on October 6, 2010, the Company, through its ownership interest, had an obligation to absorb losses and receive benefits that could potentially be significant to New PE Holdco. As a result, the Company then became the primary beneficiary of New PE Holdco and began consolidating the financial results of New PE Holdco. The Company purchased its 20% ownership interest in New PE Holdco from a number of New PE Holdco’s owners. The Company paid $23,280,000 in cash for its 20% interest, which was approximately $1,566,000 below the fair value of New PE Holdco, which was recognized as a bargain purchase in other income (expense), net, in the consolidated statements of operations for the year ended December 31, 2010. The bargain purchase was determined based on the fair value of the net assets of New PE Holdco, using a combination of market data and the income approach. The Company allocated fair value to both its investment and its noncontrolling interest in the VIE.

The following table summarizes the Company’s estimated fair values of New PE Holdco’s tangible and intangible assets and liabilities acquired (in thousands):

Cash	$3,786
Other current assets	20,336
Property and equipment	170,486
Other assets	1,195
Tradename	800
Total Assets	196,603

Total current liabilities	(8,522)
Long term debt	(51,279)
Other noncurrent liabilities	(12,575)
Total Liabilities	(72,376)
Noncontrolling interest in variable interest entity	(99,381)
Net Assets	$24,846

On November 29, 2011, the Company purchased an additional 7% ownership interest in New PE Holdco for $4,502,000 in cash. On December 19, 2011, the Company purchased another 7% ownership interest in New PE Holdco for $4,615,000 in cash. Because the Company has a controlling financial interest in New PE Holdco, it did not record any gain or loss on these purchases, but instead reduced the amount of noncontrolling interest in VIEs on the consolidated balance sheets by an aggregate $15,585,000 and recorded the difference of $6,468,000, which represents the fair value of these purchases above the price paid by the Company, to additional paid-in capital on the consolidated balance sheets.

Since the Company’s original purchase of its 20% interest in New PE Holdco, the Company has recognized approximately $512,497,000 and $72,827,000 in net sales and $6,226,000 in net income and $5,727,000 in net losses attributed to New PE Holdco for the years ended December 31, 2011 and 2010, respectively. The Company owned the Plant Owners and consolidated their results for the first half of 2010, resulting in the Company reporting the results of the Plant Owners for three of the four fiscal quarters in 2010. For the year ended December 31, 2010, the Company reported net sales of $328,332,000 and net income of $73,892,000 attributed to Pacific Ethanol. Had the Company consolidated the results of New PE Holdco for all of 2010, the Company would have reported net sales of approximately $383,956,000 and net income of $70,330,000 attributed to Pacific Ethanol. Because the Plant Owners were consolidated with the Company’s results for all of 2011, there are no differences with the Company’s reported results for that year.

The Company’s acquisition of its ownership interest in New PE Holdco does not impact the Company’s rights or obligations under any of the agreements described below. Further, creditors of New PE Holdco do not have recourse to the Company. Since its acquisition, the Company has not provided any additional support to New PE Holdco beyond the terms of the agreements described below.

The Company, directly or through one of its subsidiaries, has entered into the management and marketing agreements described below.

Asset Management Agreement – The Company entered into an Asset Management Agreement (“AMA”) with the Plant Owners under which the Company agreed to operate and maintain the Pacific Ethanol Plants on behalf of the Plant Owners. These services generally include, but are not limited to, administering the Plant Owners’ compliance with their credit agreements and performing billing, collection, record keeping and other administrative and ministerial tasks. The Company agreed to supply all labor and personnel required to perform its services under the AMA, including the labor and personnel required to operate and maintain the production facilities.

The costs and expenses associated with the Company’s provision of services under the AMA are prefunded by the Plant Owners under a preapproved budget. The Company’s obligation to provide services is limited to the extent there are sufficient funds advanced by the Plant Owners to cover the associated costs and expenses.

As compensation for providing the services under the AMA, the Company is paid $75,000 per month for each production facility that is operational and $40,000 per month for each production facility that is idled. In addition to the monthly fee, if during any six-month period (measured on September 30 and March 31 of each year commencing March 31, 2011) a production facility has annualized earnings before interest, income taxes, depreciation and amortization (“EBITDA”) per gallon of operating capacity of $0.20 or more, the Company will be paid a performance bonus equal to 3% of the increment by which EBITDA exceeds such amount. The aggregate performance bonus for all plants is capped at $2.2 million for each six-month period. The performance bonus is to be reduced by 25% if all production facilities then operating do not operate at a minimum average yield of 2.70 gallons of denatured ethanol per bushel of corn. In addition, no performance bonus is to be paid if there is a default or event of default under the Plant Owners’ credit agreement resulting from their failure to pay any amounts then due and owing. The AMA also provides the Company with an incentive fee upon any sale of a production facility to the extent the sales price is above $0.60 per gallon of annual capacity. To date, no such bonuses have been earned by the Company.

The AMA had an initial term of six months and successive six-month renewal periods at the option of the Plant Owners. In addition to typical conditions for a party to terminate the agreement prior to its expiration, the Company may terminate the AMA, and the Plant Owners may terminate the AMA with respect to any facility, at any time by providing at least 60 days prior notice of such termination. On June 30, 2011, the AMA was amended and extended for one year.

The Company recorded revenues and New PE Holdco recorded costs of approximately $3,468,000 and $778,000, related to the AMA for the years ended December 31, 2011 and 2010, respectively, during which New PE Holdco’s financial results were consolidated with the Company’s financial results. As such, these amounts have been eliminated upon consolidation.

Ethanol Marketing Agreements – The Company entered into separate ethanol marketing agreements with each of the three Plant Owners whose facilities are operating, which granted it the exclusive right to purchase, market and sell the ethanol produced at those facilities. Under the terms of the ethanol marketing agreements, within ten days after delivering ethanol to the Company, an amount is paid to the Company equal to (i) the estimated purchase price payable by the third-party purchaser of the ethanol, minus (ii) the estimated amount of transportation costs to be incurred, minus (iii) the estimated incentive fee payable to the Company, which equals 1% of the aggregate third-party purchase price. Each of the ethanol marketing agreements had an initial term of one year and successive one year renewal periods at the option of the individual Plant Owner. On June 30, 2011, all ethanol marketing agreements were amended and extended for one year. In addition, the price to be paid was amended to include a marketing fee collar of not less than $0.015 per gallon and not more than $0.0225 per gallon.

The Company recorded revenues and New PE Holdco recorded costs of approximately $3,708,000 and $623,000 related to the ethanol marketing agreements for the years ended December 31, 2011 and 2010, respectively, for the period during which New PE Holdco was consolidated with the Company. These amounts were eliminated upon consolidation.

Corn Procurement and Handling Agreements – The Company entered into separate corn procurement and handling agreements with each of the three Plant Owners whose facilities are operating. Under the terms of the corn procurement and handling agreements, each facility appointed the Company as its exclusive agent to solicit, negotiate, enter into and administer, on its behalf, corn supply arrangements to procure the corn necessary to operate its facility. The Company also provides grain handling services including, but not limited to, receiving, unloading and conveying corn into the facility’s storage and, in the case of whole corn delivered, processing and hammering the whole corn.

The Company was to receive a fee of $0.50 per ton of corn delivered to each facility as consideration for its procurement services and a fee of $1.50 per ton of corn delivered as consideration for its grain handling services, each payable monthly. The Company agreed to enter into an agreement guaranteeing the performance of its obligations under the corn procurement and handling agreement upon the request of a Plant Owner. Each corn procurement and handling agreement had an initial term of one year and successive one year renewal periods at the option of the individual Plant Owner. On June 30, 2011, all corn procurement and handling agreements were amended and extended for one year. In addition, the corn procurement and handling fee was changed to $0.045 per bushel of corn.

The Company recorded revenues and New PE Holdco recorded costs of approximately $2,758,000 and $571,000, related to the corn procurement and handling agreements for the years ended December 31, 2011 and 2010, respectively, for the period during which New PE Holdco was consolidated with the Company. These amounts were eliminated upon consolidation.

Distillers Grains Marketing Agreements – The Company entered into separate distillers grains marketing agreements with each of the three Plant Owners whose facilities are operating, which grant the Company the exclusive right to market, purchase and sell the WDG produced at each facility. Under the terms of the distillers grains marketing agreements, within ten days after a Plant Owner delivers WDG to the Company, the Plant Owner is paid an amount equal to (i) the estimated purchase price payable by the third-party purchaser of the WDG, minus (ii) the estimated amount of transportation costs to be incurred, minus (iii) the estimated amount of fees and taxes payable to governmental authorities in connection with the tonnage of WDG produced or marketed, minus (iv) the estimated incentive fee payable to the Company, which equals the greater of (a) 5% of the aggregate third-party purchase price, and (b) $2.00 for each ton of WDG sold in the transaction. Each distillers grains marketing agreement had an initial term of one year and successive one year renewal periods at the option of the individual Plant Owner. On June 30, 2011, all distillers grains marketing agreements were amended and extended for one year. In addition, the fee to be paid to the Company was amended to include a collar of not less than $2.00 per ton and not more than $3.50 per ton.

The Company recorded revenues and New PE Holdco recorded costs of approximately $4,797,000 and $700,000, related to the distillers grain marketing agreements for the years ended December 31, 2011 and 2010, respectively, for the period which New PE Holdco was consolidated with the Company. These amounts were eliminated upon consolidation.

Assets and Liabilities of New PE Holdco – The carrying values and classification of assets that are collateral for the obligations of New PE Holdco at December 31, 2011 were as follows (in thousands):

Cash and cash equivalents	$2,070
Other current assets	14,320
Property and equipment	155,523
Other assets	1,693
Total assets	$173,606
Current liabilities	$3,064
Long-term debt	73,256
Other liabilities	158
Total liabilities	$76,478

Deconsolidation and Sale of Front Range – The Company purchased a 42% ownership interest in Front Range on October 17, 2006. Upon initial acquisition of the 42% interest in Front Range, the Company determined that it was Front Range’s primary beneficiary, and from that point consolidated the financial results of Front Range. Effective January 1, 2010, the Company determined that it was no longer the primary beneficiary of Front Range and deconsolidated the financial results of Front Range. In making this conclusion, the Company determined that the Company did not have the power to direct the activities of Front Range that most significantly impacted its economic performance. Some of these activities included efficient management and operation of its facility, ethanol sales, procurement of feedstock, sale of co-products and implementation of risk management strategies. Upon deconsolidation, the Company removed $62,617,000 of assets and $18,584,000 of liabilities from the consolidated balance sheets and recorded a cumulative debit adjustment to retained earnings of $1,763,000.

Effective January 1, 2010, the Company accounted for its investment in Front Range under the equity method, with equity earnings recorded in other income (expense), net in the consolidated statements of operations.

Sale of Front Range – On October 6, 2010, the Company sold its entire 42% ownership interest in Front Range for $18,500,000 in cash, resulting in a loss of $12,146,000.